Right of Use Assets - Schedule of Reconciliation of Right of Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Balance, beginning of year	$ 9,182	$ 8,917
Additions and adjustments	3,480	2,195
Disposals	(209)
Amortization	(2,486)	(1,930)
Balance, end of year	$ 9,967	$ 9,182